Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	414.3
Total Transaction Valuation	3,000,000
Total Offset Amount	0
Net Fee	$ 414.3